Summary of significant accounting policies - Basic and diluted EPS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Component of basic and diluted EPS
Net income (loss) available for common shareholders (A)	$ 823,606	$ (307,437)	$ 3,222,032
Weighted average outstanding shares of ordinary shares (B)	16,244,856	12,183,847	11,173,699
Dilutive effect of investor and placement agent warrants			919,808
Diluted ordinary shares and ordinary shares equivalents (C)	16,244,856	12,183,847	12,093,507
Earnings per share
Basic (A/B)	$ 0.05	$ (0.03)	$ 0.29
Diluted (A/C)	$ 0.05	$ (0.03)	$ 0.27